PIA BBB BOND FUND
Schedule of Investments - August 31, 2021 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	0.1%
	United Airlines 2020-1, Pass Through Trust Class B
$467,125	4.875%, due 7/15/27		$492,319
	Total Asset-Backed Securities (cost $467,125)		492,319

	CORPORATE BONDS	90.8%
	Aerospace & Defense	3.0%
	Boeing Co.
2,450,000	5.15%, due 5/1/30		2,904,378
1,400,000	5.705%, due 5/1/40		1,812,762
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30		1,189,703
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27		1,106,197
1,000,000	1.90%, due 9/1/31		988,734
1,000,000	4.35%, due 4/15/47		1,231,303
			9,233,077
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30		747,469
	Agriculture	0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		667,173
	Airlines	0.9%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		2,038,971
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27		585,048
			2,624,019
	Auto Parts	0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		626,624
	Autos	0.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		889,107
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27		527,015
	General Motors Co.
400,000	5.20%, due 4/1/45		490,713
			1,906,835
	Banks	5.0%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28		1,134,428
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27		1,947,486
540,000	5.30%, due 5/6/44		734,058
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26		1,107,018
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26		1,189,649
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		379,087
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26		907,888
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD + 1.762%), due 3/22/25 (h)		1,843,271
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28		999,713
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25		751,693
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%), due 3/15/25 (h)		2,006,368
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		2,118,020
			15,118,679
	Beverages	0.6%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30		737,766
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30		1,087,767
			1,825,533
	Biotechnology	2.2%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		1,043,152
500,000	2.80%, due 8/15/41		495,146
1,006,000	4.663%, due 6/15/51		1,306,389
	Biogen, Inc.
700,000	2.25%, due 5/1/30		711,411
	Gilead Sciences, Inc.
2,200,000	1.65%, due 10/1/30		2,148,132
500,000	2.60%, due 10/1/40		486,592
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31		488,328
			6,679,150

	Broker	0.9%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,386,191
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,446,211
			2,832,402
	Brokerage Asset Managers Exchanges	0.4%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		1,088,412
	Building Materials	0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31		250,530
	Masco Corp.
1,000,000	2.00%, due 10/1/30		987,235
			1,237,765
	Cable & Satellite	1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		1,025,950
1,000,000	2.30%, due 2/1/32		975,354
1,000,000	3.90%, due 6/1/52		1,033,816
			3,035,120
	Cellular Telecom	2.0%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30		1,792,560
2,600,000	2.25%, due 11/15/31		2,590,744
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28		1,630,451
			6,013,755
	Chemicals	0.2%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29		553,540
	Chemicals - Diversified	0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28		1,192,574
	Commercial Finance	0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26		473,453
	Commercial Services	1.1%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26		497,137
	Moody's Corp.
250,000	2.00%, due 8/19/31		248,533
	PayPal Holdings, Inc.
1,100,000	2.30%, due 6/1/30		1,144,867
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30		1,577,334
			3,467,871
	Communications Equipment	0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40		736,090
	Computers	0.7%
	Dell International LLC / EMC Corp.
900,000	6.02%, due 6/15/26		1,075,757
500,000	6.20%, due 7/15/30		643,015
	HP, Inc.
500,000	3.40%, due 6/17/30		536,160
			2,254,932
	Construction Materials Manufacturing	0.2%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		703,907
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		556,658
	Consumer Products	0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		548,247
	Diversified Banks	0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,098,770
	Diversified Financial Services	3.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23		1,067,316
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26		1,063,282
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27		1,563,919
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27		566,418
2,600,000	4.40%, due 5/15/30		3,049,217
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		971,582
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32		966,724
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28		1,000,764
			10,249,222
	Diversified Manufacturing Operations	0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29		598,567

	E-Commerce & Products	0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31		515,862
	Electric - Integrated	3.9%
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31		505,371
	DTE Energy Co.
600,000	1.05%, due 6/1/25		598,905
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		976,122
1,000,000	3.30%, due 6/15/41		1,038,484
	Eversource Energy
500,000	2.55%, due 3/15/31		521,278
	Exelon Generation Co. LLC
2,000,000	3.25%, due 6/1/25		2,150,918
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30		694,008
	NextEra Energy Capital Holdings, Inc.
500,000	2.75%, due 5/1/25		530,688
400,000	2.25%, due 6/1/30		407,993
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		4,523,672
			11,947,439
	Electric Utilities	0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		597,961
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		532,244
			1,130,205
	Electrical Equipment Manufacturing	0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26		815,341
	Electronic Components and Semiconductors	1.1%
	Broadcom, Inc.
1,071,000	4.15%, due 11/15/30		1,206,065
1,500,000	3.419%, due 4/15/33 (c)		1,594,010
	NXP BV / NXP Funding LLC / NXP USA, Inc.
500,000	2.50%, due 5/11/31 (c)		517,003
			3,317,078
	Electronic Instrumentation	0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31		217,964
	Electronics	0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27		648,201
	Enterprise Software & Services	2.1%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26		1,715,386
1,700,000	2.875%, due 3/25/31		1,792,697
1,400,000	3.65%, due 3/25/41		1,501,952
1,350,000	3.95%, due 3/25/51		1,498,946
			6,508,981
	Environmental Control	1.0%
	Republic Services, Inc.
3,000,000	0.875%, due 11/15/25		2,975,817
	Finance	0.3%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		928,961
	Finance Companies	0.3%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,076,175
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		711,015
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		748,306
			1,459,321
	Food	0.6%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,723,235
	Food - Confectionery	0.6%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31		1,916,725
	Food - Meat Products	0.2%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29		702,145
	Food - Retail	0.3%
	Kroger Co.
1,000,000	2.20%, due 5/1/30		1,014,053
	Food and Beverage	2.0%
	Anheuser-Busch InBev Worldwide, Inc.
1,500,000	4.00%, due 4/13/28		1,708,818
1,600,000	4.35%, due 6/1/40		1,919,978
2,100,000	4.50%, due 6/1/50		2,607,880
			6,236,676
	Food Wholesale/Distribution	0.2%
	Sysco Corp.
464,000	5.95%, due 4/1/30		598,740
	Gaming	0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		526,391

	General Industrial Machinery	0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		1,064,719
	Hand & Machine Tools	0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31		336,879
	Health and Personal Care Stores	2.0%
	CVS Health Corp.
1,000,000	2.625%, due 8/15/24		1,053,674
620,000	3.875%, due 7/20/25		682,913
2,150,000	3.75%, due 4/1/30		2,424,462
500,000	5.125%, due 7/20/45		660,295
1,000,000	5.05%, due 3/25/48		1,324,301
			6,145,645
	Health Care Facilities and Services	0.2%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		682,669
	Healthcare	0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		368,924
	Healthcare - Products	0.7%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30		583,755
	Danaher Corp.
1,000,000	2.60%, due 10/1/50		977,099
	Thermo Fisher Scientific, Inc.
600,000	4.497%, due 3/25/30		716,852
			2,277,706
	Healthcare - Services	0.8%
	CommonSpirit Health
600,000	2.782%, due 10/1/30		628,327
	HCA, Inc.
1,000,000	4.125%, due 6/15/29		1,132,524
	Humana, Inc.
500,000	4.875%, due 4/1/30		607,428
			2,368,279
	Healthcare REITs	0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		1,070,677
	Welltower, Inc.
700,000	2.75%, due 1/15/31		731,267
			1,801,944
	Insurance	1.9%
	American International Group, Inc.
115,000	3.40%, due 6/30/30		126,630
100,000	6.25%, due 3/15/87 (f)		118,592
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25		1,046,592
600,000	4.65%, due 8/15/44		759,943
	Aon Corp.
600,000	2.80%, due 5/15/30		635,227
	AXA SA
500,000	8.60%, due 12/15/30		759,570
	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31 (c)		1,056,652
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		134,969
	Markel Corp.
20,000	4.90%, due 7/1/22		20,727
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		1,100,570
			5,759,472
	Integrated Oils	0.3%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		942,462
	Life Insurance	0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,299,874
	Machinery	0.3%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		919,226
	Media	1.6%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30		1,096,868
	Fox Corp.
975,000	4.709%, due 1/25/29		1,148,959
	Time Warner Entertainment Company, LP
810,000	8.375%, due 7/15/33		1,207,698
	Viacom Inc.
700,000	3.875%, due 4/1/24		750,148
610,000	4.375%, due 3/15/43		714,180
			4,917,853
	Medical Equipment and Supplies Manufacturing	0.7%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		797,189
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30		1,380,363
			2,177,552
	Medical Products	0.4%
	Stryker Corp.
700,000	1.95%, due 6/15/30		701,614
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		538,492
			1,240,106

	Metals	0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		1,073,501
	Metals and Mining	0.5%
	Newmont Corp.
66,000	3.70%, due 3/15/23		68,640
800,000	4.875%, due 3/15/42		1,022,277
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		526,606
			1,617,523
	Nondepository Credit Intermediation	1.7%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25		652,798
1,300,000	3.60%, due 6/21/30		1,413,054
3,000,000	2.35%, due 1/8/31		2,975,006
			5,040,858
	Office Property REITs	0.4%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33		624,789
	Boston Properties LP
675,000	3.25%, due 1/30/31		727,951
			1,352,740
	Oil and Gas	3.5%
	Chevron USA, Inc.
533,000	3.90%, due 11/15/24		584,316
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31		521,164
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,274,826
850,000	4.85%, due 8/15/42		1,053,312
	Hess Corp.
800,000	5.60%, due 2/15/41		999,473
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,637,368
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31		585,987
700,000	5.55%, due 6/1/45		908,870
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,115,477
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31		980,431
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		895,304
			10,556,528
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		876,722
	Oil and Gas Services and Equipment	0.4%
	Halliburton Co.
62,000	3.80%, due 11/15/25		68,288
1,000,000	2.92%, due 3/1/30		1,040,139
			1,108,427
	Oil Refining & Marketing	0.3%
	Phillips 66
950,000	1.30%, due 2/15/26		950,140
	Packaging & Containers	0.5%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26 (c)		1,010,070
	WRKCo, Inc.
500,000	3.90%, due 6/1/28		564,269
			1,574,339
	Paper	0.7%
	International Paper Co.
700,000	6.00%, due 11/15/41		996,390
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,155,816
			2,152,206
	Petroleum and Coal Products Manufacturing	0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51		545,908
	Pharmaceuticals	3.7%
	AbbVie, Inc.
1,700,000	3.20%, due 11/21/29		1,858,920
2,200,000	4.55%, due 3/15/35		2,684,926
800,000	4.40%, due 11/6/42		974,056
268,000	4.75%, due 3/15/45		339,673
	AstraZeneca Plc
1,200,000	1.375%, due 8/6/30		1,156,233
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27		137,322
	Cigna Corp.
500,000	4.50%, due 2/25/26		568,210
1,600,000	2.40%, due 3/15/30		1,650,502
600,000	3.40%, due 3/15/50		638,519
	Viatris, Inc.
600,000	2.70%, due 6/22/30 (c)		614,621
	Zoetis, Inc.
600,000	2.00%, due 5/15/30		601,563
			11,224,545

	Pipeline Transportation of Crude Oil	0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		530,004
	Pipeline Transportation of Natural Gas	0.8%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31		1,021,352
	Williams Partners LP
800,000	3.90%, due 1/15/25		868,413
500,000	5.10%, due 9/15/45		623,514
			2,513,279
	Pipelines	2.8%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,155,223
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29		1,073,536
	Energy Transfer LP
500,000	4.25%, due 4/1/24		536,762
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24		1,130,035
	MPLX LP
1,315,000	4.25%, due 12/1/27		1,489,543
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22		1,228,529
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30		588,991
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30		1,261,199
			8,463,818
	Property & Casualty Insurance	1.4%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31		2,005,924
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,585,151
	Mercury General Corp.
500,000	4.40%, due 3/15/27		568,136
			4,159,211
	Railroad	1.5%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		742,895
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		747,459
250,000	2.30%, due 5/15/31		256,614
1,000,000	2.90%, due 8/25/51		992,588
	Union Pacific Corp.
1,000,000	2.40%, due 2/5/30		1,037,826
800,000	3.25%, due 2/5/50		852,294
			4,629,676
	Real Estate	1.8%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,146,287
	Columbia Property Trust Operating Partnership, LP
1,000,000	3.65%, due 8/15/26		1,064,727
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		554,412
600,000	2.25%, due 1/15/31		596,067
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26		1,089,371
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		922,341
			5,373,205
	Real Estate Investment Trusts	0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		534,991
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		537,491
	REITS - Diversified	0.2%
	Equinix, Inc.
500,000	1.55%, due 3/15/28		495,003
	REITS - Health Care	0.3%
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33		1,010,350
	REITS - Office Property	0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31		510,850
	REITS - Warehouse/Industrial	0.3%
	Duke Realty LP
1,000,000	1.75%, due 2/1/31		969,585
	Residential Building	0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25		2,113,845
	Restaurants	1.0%
	McDonald's Corp.
1,100,000	3.50%, due 7/1/27		1,222,090
550,000	4.875%, due 12/9/45		725,585
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30		1,045,525
			2,993,200

	Retail	0.9%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		214,497
	Lowe's Cos, Inc.
1,000,000	4.50%, due 4/15/30		1,188,295
500,000	1.70%, due 10/15/30		486,258
	Macy's Retail Holdings, Inc.
420,000	2.875%, due 2/15/23		427,875
	Tractor Supply Co.
500,000	1.75%, due 11/1/30		486,177
			2,803,102
	Retail - Auto Parts	0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30		488,621
	Retail - Drug Store	0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30		1,080,535
	Retail REITs	0.3%
	VEREIT Operating Partnership LP
1,000,000	3.10%, due 12/15/29		1,077,319
	Software	0.4%
	Fiserv, Inc.
600,000	3.85%, due 6/1/25		658,860
	VMware, Inc.
550,000	4.65%, due 5/15/27		636,366
			1,295,226
	Software & Services	0.4%
	Equifax, Inc.
500,000	3.10%, due 5/15/30		536,377
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		797,832
			1,334,209
	Telecommunications	2.9%
	Bell Telephone Co. of Canada / Bell Canada
1,000,000	2.15%, due 2/15/32		1,000,450
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)		1,320,203
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		520,189
	France Telecom SA
575,000	5.375%, due 1/13/42		785,896
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		471,082
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30		2,900,701
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44		1,237,439
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		690,131
			8,926,091
	Tobacco	1.4%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29		171,962
1,600,000	3.40%, due 5/6/30		1,717,416
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28		1,005,755
600,000	4.54%, due 8/15/47		642,940
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		665,456
			4,203,529
	Transportation	1.4%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		2,043,742
	FedEx Corp.
1,000,000	4.25%, due 5/15/30		1,170,363
1,000,000	3.25%, due 5/15/41		1,043,392
			4,257,497
	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		503,771
	Travel & Lodging	0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		645,620
	Trucking & Leasing	0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31		1,252,470
	Utilities	0.5%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		535,193
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,084,770
			1,619,963
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31		961,656
	Water	0.2%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30		696,100
	Wireless	0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27		528,372
1,000,000	1.875%, due 10/15/30		971,380
			1,499,752

	Wirelines	6.0%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)		540,625
1,400,000	2.30%, due 6/1/27		1,459,381
875,000	2.55%, due 12/1/33 (c)		880,469
1,700,000	3.10%, due 2/1/43		1,685,111
2,368,000	3.50%, due 9/15/53 (c)		2,432,519
1,196,000	3.55%, due 9/15/55 (c)		1,224,693
727,000	3.80%, due 12/1/57 (c)		773,909
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		1,082,193
2,550,000	3.15%, due 3/22/30		2,768,054
500,000	2.55%, due 3/21/31		517,103
1,500,000	4.862%, due 8/21/46		1,954,532
2,000,000	3.55%, due 3/22/51		2,174,485
600,000	2.987%, due 10/30/56		581,326
			18,074,400
	Total Corporate Bonds (cost $260,909,038)		276,260,270

	SOVEREIGN BONDS	5.2%
	Republic of Colombia
600,000	3.875%, due 4/25/27		636,204
600,000	3.125%, due 4/15/31		587,376
890,000	7.375%, due 9/18/37		1,156,555
	Republic of Indonesia
500,000	3.85%, due 10/15/30		566,870
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,183,583
	Republic of Panama
1,700,000	2.252%, due 9/29/32		1,660,781
750,000	6.70%, due 1/26/36		1,029,401
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,455,494
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,082,170
	Republic of Uruguay
139,828	8.00%, due 11/18/22		147,520
800,000	4.375%, due 1/23/31		940,616
	United Mexican States
1,300,000	4.50%, due 4/22/29		1,491,055
2,490,000	4.75%, due 3/8/44		2,805,993
	Total Sovereign Bonds (cost $14,984,424)		15,743,618

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	1.9%
	U.S. Treasury Bonds
6,720,000	1.25%, due 5/15/50		5,693,887
	Total U.S. Government Agencies & Instrumentalities (cost $5,876,739)		5,693,887

	MONEY MARKET FUND	1.0%
3,069,200	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		3,069,200
	Total Money Market Fund (cost $3,069,200)		3,069,200

	Total Investments (cost $285,306,526)	99.0%	301,259,294
	Other Assets less Liabilities	1.0%	2,909,771
	TOTAL NET ASSETS	100.0%	$304,169,065

(a)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of August 31, 2021, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2021, the value of these investments was $10,103,947 or 3.32% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of August 31, 2021, and remains in effect until March 2037,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not
	called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of August 31, 2021, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2021.
	Basis point = 1/100th of a percent.
	LIBOR = London Interbank Offered Rate
	SOFR = Secured Overnight Financing Rate

PIA BBB Bond Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

PIA BBB Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$492,319	$-	$492,319
Corporate Bonds	-	276,260,270	-	276,260,270
Sovereign Bonds	-	15,743,618	-	15,743,618
U.S. Government Agencies and Instrumentalities	-	5,693,887	-	5,693,887
Total Fixed Income	-	298,190,094	-	298,190,094
Money Market Fund	3,069,200	-	-	3,069,200
Total Investments	$3,069,200	$298,190,094	$-	$301,259,294

Refer to the Fund’s schedule of investments for a detailed break-out of securities.